PROPERTY, PLANT AND MINE DEVELOPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 period	Dec. 31, 2010
Property, Plant and Mine Development
Cost	$ 4,635,027,000	$ 5,103,162,000
Accumulated Amortization	739,672,000	538,599,000
Net Book Value	3,895,355,000	4,564,563,000
Capitalized costs of computer software	100,000	300,000
Amortization expense of computer software	800,000	800,000
Unamortized capitalized cost of computer software	4,400,000	5,000,000
Unamortized capitalized cost for leasehold improvements	3,200,000	3,300,000
Number of renewal periods after life of the lease that leasehold improvements are amortized over	1
Canada
Property, Plant and Mine Development
Net Book Value	2,433,527,000	3,456,809,000
Europe
Property, Plant and Mine Development
Net Book Value	674,258,000	605,283,000
Latin America
Property, Plant and Mine Development
Net Book Value	776,892,000	500,211,000
U.S.A.
Property, Plant and Mine Development
Net Book Value	10,678,000	2,260,000
Mining properties
Property, Plant and Mine Development
Cost	1,228,523,000	1,885,476,000
Accumulated Amortization	111,567,000	44,823,000
Net Book Value	1,116,956,000	1,840,653,000
Plant and equipment
Property, Plant and Mine Development
Cost	2,467,300,000	2,123,191,000
Accumulated Amortization	437,706,000	321,907,000
Net Book Value	2,029,594,000	1,801,284,000
Mine development costs
Property, Plant and Mine Development
Cost	869,746,000	853,927,000
Accumulated Amortization	190,399,000	171,869,000
Net Book Value	679,347,000	682,058,000
LaRonde Mine extension
Property, Plant and Mine Development
Cost		185,905,000
Net Book Value		185,905,000
Creston Mascota deposit at Pinos Altos
Property, Plant and Mine Development
Cost		54,663,000
Net Book Value		54,663,000
Meliadine Project
Property, Plant and Mine Development
Cost	69,458,000
Net Book Value	69,458,000
Meadowbank mine
Property, Plant and Mine Development
Net Book Value	$ 1,700,000,000